ALLOWANCE FOR LOAN LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance For Loan Losses [Line Items]
Beginning balance	$ 4,126	$ 4,343	$ 4,041
Charge-offs	(534)	(602)	(340)
Recoveries	81	76	111
Net	(453)	(526)	(229)
Provision	188	309	531
Ending balance	3,861	4,126	4,343
Commercial Loan [Member]
Allowance For Loan Losses [Line Items]
Beginning balance	3,340	3,517	3,175
Charge-offs	(357)	(430)	(79)
Recoveries	49	37	52
Net	(308)	(393)	(27)
Provision	90	216	369
Ending balance	3,122	3,340	3,517
Real Estate [Member]
Allowance For Loan Losses [Line Items]
Beginning balance	277	235	284
Charge-offs	(17)	(32)	(90)
Recoveries	0	8	8
Net	(17)	(24)	(82)
Provision	39	66	33
Ending balance	299	277	235
Consumer Loan [Member]
Allowance For Loan Losses [Line Items]
Beginning balance	509	591	582
Charge-offs	(160)	(140)	(171)
Recoveries	32	31	51
Net	(128)	(109)	(120)
Provision	59	27	129
Ending balance	$ 440	$ 509	$ 591